Capital Stock (Details) - USD ($)							1 Months Ended	3 Months Ended				4 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended		17 Months Ended
	Aug. 08, 2025	Jun. 30, 2025	Apr. 30, 2024	Apr. 01, 2024	Mar. 31, 2024	Nov. 29, 2023	Nov. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2025	Mar. 31, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Aug. 31, 2025	Nov. 06, 2025	Sep. 01, 2025	Aug. 25, 2025	Aug. 06, 2025	Feb. 08, 2023
Capital Stock [Line Items]
Common stock, shares authorized					37,000,000								37,000,000				37,000,000	37,000,000
Preferred stock, shares authorized					29,300,000								29,300,000		50,000,000		29,300,000	29,300,000						29,300,000
Common stock vote per share	with 20-to-1 voting rights
Total liquidation preference on preferred stock (in Dollars)					$ 46,445,304								$ 55,536,941		$ 0		$ 55,536,941	$ 46,445,304
Post Money valuation (in Dollars)																	180,000,000
Cash proceeds (in Dollars)					$ 2,642,182								$ 3,598,805				$ 3,598,805	$ 2,642,182
Total outstanding					8,250,000								8,259,644				8,259,644	8,250,000
Total outstanding					20,226,564								21,688,242		0		21,688,242	20,226,564
Repurchased these shares at par value (in Dollars)						$ 2,750
Reissued shares from Treasury Stock						2,750,000
Notes totaling (in Dollars)					$ 3,348,356										$ 3,000,000
Cash investments (in Dollars)					$ 3,871,396							$ 112,990	$ 1,934,496	$ 1,939,004			$ 1,934,496	$ 3,871,396	$ 1,939,004
Issuance cost (in Dollars)																		$ 311,661
Shares issued					20,226,564								21,688,242		0		21,688,242	20,226,564
Company’s common stock for issuance													24,551,226				24,551,226
Warrant issuance (in Dollars)																						$ 16,000,000
Exercise price (in Dollars per share)													$ 1.26		$ 0.01		$ 1.26
Warrant expiration term													5 years 11 months 4 days				5 years 11 months 4 days
Extinguished principal and amount (in Dollars)									$ 462,975						$ 462,975
Net of issuer fees (in Dollars)														$ 1,939,004					1,939,004
Issuer Fees														106,642
Percentage of total outstanding shares																							3.00%
Common stock shares issued					8,250,000								8,259,644				8,259,644	8,250,000
Common stock value (in Dollars)					$ 8,250								$ 8,259				$ 8,259	$ 8,250
Direct costs (in Dollars)															381,173
Gift card conversion amount (in Dollars)															$ 214,906
Warrants issued															74,430
Fair value of warrants (in Dollars)															$ (122,864)
Stock price (in Dollars per share)															$ 1.65
Volatility rate															80.00%		80.00%
Risk free rate															3.71%
Expected maturity															3 years 6 months
Warrants [Member]
Capital Stock [Line Items]
Warrants															303,509
Exercise price (in Dollars per share)																						$ 8.75
Issued shares		74,430
Warrants Exercised															303,509		9,644
warrants expired															21,440		156,250	42,002
Unsecured Subordinated Notes [Member]
Capital Stock [Line Items]
Accrued interest (in Dollars)																	$ 124,492
2025 Ominibus Plan [Member]
Capital Stock [Line Items]
Company’s common stock for issuance																							4,000,000
Common Stock [Member]
Capital Stock [Line Items]
Conversion of stock																	40
Common Stock to an advisor						2,750,000
Warrants													229,079				229,079
Company’s common stock for issuance		500,000							500,000				500,000				500,000
Issued shares																	74,430
Common Stock [Member] | Common Stock warrants [Member]
Capital Stock [Line Items]
Warrants													9,644				9,644
Preferred Stock [Member]
Capital Stock [Line Items]
Issued shares								87,059	303,435	376,509	40,192						538,692	622,411
Warrants					356,401								200,151				200,151	356,401
Issued shares									74,430
Exchange Agreement [Member] | CEO [Member]
Capital Stock [Line Items]
Transferred shares							4,500,000
Investor [Member]
Capital Stock [Line Items]
Cash investments (in Dollars)														$ 1,832,362					$ 1,832,362
Streeterville Capital, LLC [Member]
Capital Stock [Line Items]
Warrants issued															685,714
Warrants fair value (in Dollars)															$ 2,145,601
Black-Scholes [Member]
Capital Stock [Line Items]
Warrant issuance (in Dollars)													$ 394,132				$ 394,132
Accredited Investors [Member] | Warrants [Member]
Capital Stock [Line Items]
Issued shares									74,430
Accredited Investors [Member] | Common Stock [Member]
Capital Stock [Line Items]
Warrants													238,723				238,723
Class A Ordinary Shares [Member]
Capital Stock [Line Items]
Common stock, shares authorized													37,000,000		300,000,000		37,000,000							30,000,000
Common stock vote per share															1		1
Total outstanding													8,259,644		26,352,457		8,259,644
Exercise price (in Dollars per share)															$ 0.01
Common stock shares issued													8,259,644		26,352,457		8,259,644
Common stock value (in Dollars)													$ 8,259		$ 26,352		$ 8,259
Class A Ordinary Shares [Member] | Warrants [Member]
Capital Stock [Line Items]
Warrants Exercised															303,509
Class A Ordinary Shares [Member] | Exchange Agreement [Member]
Capital Stock [Line Items]
Conversion of stock							1,000,000
Transferred shares	5,500,000
Class A Ordinary Shares [Member] | Maxim Partners LLC [Member]
Capital Stock [Line Items]
Common stock shares issued																				22,857	115,169
Common stock value (in Dollars)																				$ 37,942	$ 194,635
Class B Ordinary Shares [Member]
Capital Stock [Line Items]
Common stock, shares authorized													0		50,000,000		0							37,000,000
Common stock vote per share															20
Total outstanding													0		4,500,000		0
Common stock shares issued													0		4,500,000		0
Common stock value (in Dollars)															$ 4,500
Class B Ordinary Shares [Member] | Exchange Agreement [Member]
Capital Stock [Line Items]
Conversion of stock							1,000,000
Transferred shares	5,500,000
Series Seed Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares authorized																								4,000,000
Preferred stock has liquidation preferences (in Dollars per share)													$ 0.8				$ 0.8
Total outstanding													3,750,000				3,750,000
Warrants					156,250								156,250				156,250	156,250
Series Seed Preferred Stock [Member] | Common Stock [Member]
Capital Stock [Line Items]
Warrants													238,723				238,723
Series 2 Seed Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares authorized																								4,300,000
Preferred stock has liquidation preferences (in Dollars per share)													$ 1.05				$ 1.05
Total outstanding					3,601,709													3,601,709
Series A-1 Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares authorized																								7,000,000
Preferred stock has liquidation preferences (in Dollars per share)													$ 2.332				$ 2.332
Total outstanding													4,646,982				4,646,982
Warrants					150,085													150,085
Series A-1 Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock [Line Items]
Warrants													150,085				150,085
Series A-2 Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares authorized																								7,000,000
Preferred stock has liquidation preferences (in Dollars per share)													$ 2.996				$ 2.996
Total outstanding					6,932,575													6,932,575
Warrants					50,066								50,066				50,066	50,066
Series B Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares authorized																								7,000,000
Preferred stock has liquidation preferences (in Dollars per share)													$ 6.22				$ 6.22
Total liquidation preference on preferred stock (in Dollars)					$ 46,445,304								$ 55,536,941				$ 55,536,941	$ 46,445,304
Conversion of stock																	5,000,000
Post-money valuation																	20.00%
Total outstanding					1,295,298								2,756,976				2,756,976	1,295,298
Notes totaling (in Dollars)			$ 3,598,805	$ 995,518
Notes converted to shares			723,228	199,758	672,887													672,887
Issued shares												23,060	205,112	367,434			23,060	622,411	367,434
Cash investments (in Dollars)													$ 1,009,593				$ 1,009,593
Issued shares		74,430															74,430
Extinguished principal and amount (in Dollars)																	$ 462,975
Series B Preferred Stock [Member] | Common Stock [Member]
Capital Stock [Line Items]
Reserved preferred stock shares													500,000				500,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock [Line Items]
Reserved preferred stock shares		500,000							500,000
Series B Preferred Stock [Member] | Investor [Member]
Capital Stock [Line Items]
Cash investments (in Dollars)													$ 112,990				$ 112,990
Series B Preferred Stock [Member] | Accredited Investors [Member]
Capital Stock [Line Items]
Shares issued													333,580				333,580
Issued shares									74,430
Preferred Class B [Member]
Capital Stock [Line Items]
Total outstanding													2,756,976				2,756,976
Series B Equity [Member]
Capital Stock [Line Items]
Warrants													238,723				238,723